Income Taxes	12 Months Ended
Mar. 31, 2015
Notes to Financial Statements
Income Taxes

15 - INCOME TAXES

The Company recognizes in its consolidated financial statements the impact of a tax position if that position is more likely than not of not being sustained on an audit, based on the technical merits of the position.

The Company and its subsidiaries file income tax returns in Canadian, Brazil and U.S. federal jurisdictions, and various provincial jurisdictions. The Company’s federal income tax returns are generally subject to examination for a period of three years after filing of the respective return in the U.S. and Canada and five years in Brazil.

Income tax expense varies from the amount that would be computed by applying the basic federal and provincial income tax rates to loss before taxes, as follows:

	Year ended March 31, 2015	Year ended March 31, 2014	Year ended March 31, 2013
	$	$	$
Tax Rate, comprised of a federal rate of 11.00% and a provincial rate of 4.50%	15.50%	15.50%	15.50%

Expected Canadian Income Tax (Recovery)	(34,913)	(54,458)	(19,427)
Change in valuation allowance	(208,774)	6,700	(66,568)
Expired Ontario transitional tax credit	193,415	-	86,409
Permanent differences	16,049	11,778	19,212
Difference between Canadian and foreign tax rates	1,098	(2,555)	21,921
Adjustments to deferred tax assets	45,487	7,723	18,913
Other	(859)	23,116	6,321
	11,502	(12,750)	66,781

ZIM CORPORATION AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEAR ENDED MARCH 31, 2015

(EXPRESSED IN US DOLLARS)

The change in valuation allowance for originating temporary differences and losses available for carry forward, is calculated using an expected deferred tax rate of 15.50%, based on the application of the Small Business Deduction. The rate at which such amounts may be realized as disclosed as part of a deferred tax asset and related valuation allowance takes into account the enacted tax rate decreases over the expected period of realization.

Refundable investment tax credits for research and development in Canada of $300,404, $292,712, and $293,806 for the years ended March 31, 2015, March 31, 2014 and March 31, 2013, respectively is netted against research and development expense. The investment tax credits are subject to review and approval by taxation authorities and it is possible that the amounts granted will be different from the amounts recorded by the Company.

Deferred income taxes reflect the impact of temporary differences between amounts of assets and liabilities for financial reporting purposes and such amounts as measured by tax laws. The tax effects of temporary differences that gave rise to significant portions of the deferred tax asset and deferred tax liability are as follows:

	March 31, 2015	March 31, 2014
	$	$
Temporary differences
Losses available for carry forward	196,556	457,305
Property and equipment - differences in net book value and unamortized capital cost	126,170	142,471
Intangible assets - differences in net book value and tax basis	219,481	250,445
Unused scientific research and experimental development amounts deductible and investment tax credits available for carry forward	803,397	882,277
Other	35,373	55,722
Gross deferred tax asset	1,380,976	1,788,220
Valuation allowance	(1,380,976)	(1,788,220)
Net deferred tax asset	-	-

The Company has federal and provincial non-capital losses available to reduce taxable income in Canada, which expire in the following years:

ZIM CORPORATION AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEAR ENDED MARCH 31, 2015

(EXPRESSED IN US DOLLARS)

Federal & Provincial
$

2015	-
2026	792,313
2027 and thereafter	323,518
1,115,831

The Company has capital losses of $361,818, which are available indefinitely to reduce capital gains in future years as of March 31, 2015.

As at March 31, 2015, the Company had accumulated unclaimed federal and provincial scientific research and experimental development deductions of approximately $3,473,557 ($3,964,816 in 2014). This amount can be carried forward indefinitely to reduce income taxes payable in future years.

The Company has federal scientific research and experimental development credits available to reduce income taxes in Canada, which expire in the following years:

2019	5,241
2020	-
2021	14,254
2022	279,288
2023	1,793
2024	2,246
2025 to 2033	9,829
312,651